Document and Entity Information	Aug. 28, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Aug. 28, 2023
Entity File Number	001-11460
Entity Registrant Name	Eterna Therapeutics Inc.
Entity Central Index Key	0000748592
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	31-1103425
Entity Address, Address Line One	1035 Cambridge Street
Entity Address, Address Line Two	Suite 18A
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	212
Local Phone Number	582-1199
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	ERNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false